UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6604

The Dreyfus/Laurel Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/09

     The following Form N-Q relates only to Dreyfus Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2009 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Consumer Discretionary--6.9%
McDonald's	55,000	3,478,750
McGraw-Hill	78,500	2,351,860
News, Cl. A	185,200	2,122,392
Target	45,000	2,095,200
		10,048,202
Consumer Staples--32.2%
Altria Group	160,000	3,009,600
Coca-Cola	150,000	8,580,000
Estee Lauder, Cl. A	29,000 a	1,358,070
Nestle, ADR	150,125	7,118,927
PepsiCo	80,000	4,977,600
Philip Morris International	160,000	7,694,400
Procter & Gamble	102,000	6,359,700
Wal-Mart Stores	45,000	2,454,750
Walgreen	135,000	5,250,150
Whole Foods Market	15,000 a,b	384,750
		47,187,947
Energy--21.5%
Chevron	84,000	6,555,360
ConocoPhillips	70,000	3,623,900
Exxon Mobil	125,560	9,425,789
Halliburton	50,000	1,468,000
Occidental Petroleum	40,000	3,231,600
Patriot Coal	2,400 a,b	29,400
Peabody Energy	12,000	533,520
Royal Dutch Shell, Cl. A, ADR	50,000	2,988,000
Total, ADR	45,000 a	2,798,550
Transocean	10,243 b	874,650
		31,528,769
Financial--5.7%

American Express	32,500	1,359,475
Bank of America	95,000	1,505,750
HSBC Holdings, ADR	49,583	2,925,893
JPMorgan Chase & Co.	60,500	2,570,645
		8,361,763
Health Care--10.9%
Abbott Laboratories	70,000	3,814,300
Becton, Dickinson & Co.	13,000	972,400
Johnson & Johnson	90,000	5,655,600
Medtronic	30,000	1,273,200
Merck & Co.	70,000	2,534,700
Novo Nordisk, ADR	25,000	1,668,000
		15,918,200
Industrials--5.0%
Caterpillar	27,000 a	1,576,530
General Dynamics	11,000	724,900
General Electric	204,000	3,268,080
United Technologies	27,000	1,815,480
		7,384,990
Information Technology--14.2%
Apple	25,000 b	4,997,750
Automatic Data Processing	30,000	1,303,500
Cisco Systems	100,000 b	2,340,000
Intel	325,000	6,240,000
Microsoft	100,000	2,941,000
QUALCOMM	25,000	1,125,000
Texas Instruments	75,000	1,896,750
		20,844,000
Materials--2.3%
Freeport-McMoRan Copper & Gold	14,000	1,159,200
Praxair	25,000	2,050,750
Rio Tinto, ADR	1,000	204,100
		3,414,050
Total Common Stocks
(cost $118,987,256)		144,687,921

Other Investment--1.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,584,000)	1,584,000	1,584,000
Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,758,414)	4,758,414 [c]	4,758,414
Total Investments (cost $125,329,670)	103.0%	151,030,335
Liabilities, Less Cash and Receivables	(3.0%)	(4,378,659)
Net Assets	100.0%	146,651,676

ADR - American Depository Receipts

a

All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $4,657,692 and the total market value of the collateral held by the fund is $4,758,414.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $125,329,670. Net unrealized appreciation on investments was $25,700,665 of which $37,288,953 related to appreciated investment securities and $11,588,288 related to depreciated investment securities.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	126,984,451	-	-	126,984,451
Equity Securities - Foreign+	17,703,470	-	-	17,703,470
Mutual Funds	6,342,414	-	-	6,342,414
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)